Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 456,000.00
Previously Paid Amount	0.00
Total Fee Amount	62.97
Total Offset Amount	0.00
Net Fee	62.97
Narrative - Max Aggregate Offering Price	$ 456,000.00
Final Prospectus	true